Related Party Transactions - Acquisitions from KNOT and Sale of Vessel to Knot (Details)	Aug. 31, 2026
Related Party | Knutsen Canadian Chartering AS | Subsequent Events | Hedda Knutsen
Related Party Transaction
Percentage of interest acquired	100.00%